Share-based payments (Details 2)	1 Months Ended						12 Months Ended
	Aug. 31, 2022 Number	Aug. 31, 2022 Number	Feb. 28, 2022 Number	Sep. 30, 2021 Number	Aug. 31, 2021 Number	Jul. 31, 2021 Number	Dec. 31, 2023 Number £ / shares shares	Dec. 31, 2022 Number £ / shares	Dec. 31, 2021 Number £ / shares
IfrsStatementLineItems [Line Items]
Beginning of the year							144,590	131,661	74,147
Granted	150,000	100,000	375,000	120,000	50,000	1,709,000		31,250	93,950
Lapsed							6,250	6,939	8
Forfeited							26,750	11,382	36,428
Ending of the year							111,590	144,590	131,661
Weighted average exercise price of outstanding options | £ / shares							£ 5.241	£ 4.836	£ 10.759
Weighted average exercise price of options exercised | £ / shares
Weighted average exercise price of options lapsed | £ / shares							4.04	105.612	1,676.000
Weighted average exercise price of options forfeited | £ / shares							3.33	5.974	8.955
Weighted average exercise price of options granted | £ / shares								£ 2.670	£ 5.515
Weighted average remaining contractual life of outstanding options							7 years 3 months 18 days	8 years 1 month 6 days	9 years
Warrants [member]
IfrsStatementLineItems [Line Items]
Beginning of the year
Granted							132,411
Lapsed
Forfeited
Ending of the year							132,411
Warrants exercisable | shares							132,411
Weighted average exercise price of outstanding options | £ / shares							£ 5.93
Weighted average exercise price of options exercised | £ / shares
Weighted average exercise price of options lapsed | £ / shares
Weighted average exercise price of options forfeited | £ / shares
Weighted average exercise price of options granted | £ / shares							£ 5.93
Weighted average remaining contractual life of outstanding options							2 years 2 months 12 days
Warrants Grant 1 [Member]
IfrsStatementLineItems [Line Items]
Grant date							24 March 2023
Beginning of the year
Granted							49
Lapsed
Forfeited
Ending of the year							49
Exercise Price | £ / shares							£ 400.00
Warrants Grant 2 [Member]
IfrsStatementLineItems [Line Items]
Grant date							24 March 2023
Beginning of the year
Granted							1,293
Lapsed
Forfeited
Ending of the year							1,293
Exercise Price | £ / shares							£ 232.00
Warrants Grant 3 [Member]
IfrsStatementLineItems [Line Items]
Grant date							14 June 2023
Beginning of the year
Granted							11,067
Lapsed
Forfeited
Ending of the year							11,067
Exercise Price | £ / shares							£ 15.00
Warrants Grant 4 [Member]
IfrsStatementLineItems [Line Items]
Grant date							21 December 2023
Beginning of the year
Granted							120,002
Lapsed
Forfeited
Ending of the year							120,002
Exercise Price | £ / shares							£ 2.50